Gain on disposals (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain (Loss) on Disposition of Assets [Abstract]
Gains on Disposal of Rigs
We have recognized the following gains and losses on disposal for the year ended December 31, 2020:

(In $ millions)	Number of Rigs Sold	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	6	33.5	14.5	19.0
We have recognized the following gains on disposal for the year ended December 31, 2019:

(In $ millions)	Number of Rigs Sold	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	2	8.5	2.1	6.4

We have recognized the following gains and losses on disposal for the year ended December 31, 2018:

(In $ millions)	Number of Rigs sold	Net proceeds / recoverable amount	Book value on disposals	Gain
Total	18	37.6	18.8	18.8